Dreyfus Municipal Funds, Inc.

- Dreyfus High Yield Municipal Bond Fund

- Dreyfus AMT-Free Municipal Bond Fund

Incorporated herein by reference are revised versions of the Prospectuses for Dreyfus High Yield Municipal Bond Fund and Dreyfus AMT-Free Municipal Bond Fund, each dated January 1, 2014, As Revised November 21, 2014 filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 21, 2014 (SEC Accession No. 0000878092-14-000034).